Subsequent Events - Additional Information (Detail) (USD $)						0 Months Ended				12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	0 Months Ended		3 Months Ended	6 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		12 Months Ended											6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended					0 Months Ended						0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2014 Great Florida Bank [Member] Location	Dec. 31, 2013 Great Florida Bank [Member]	Jun. 30, 2014 Commitments [Member]	Dec. 31, 2013 Commitments [Member]	Dec. 31, 2013 2013 Plan Options [Member]	Dec. 31, 2013 2009 Equity Incentive Plan [Member]	Dec. 31, 2012 2009 Equity Incentive Plan [Member]	Dec. 31, 2011 2009 Equity Incentive Plan [Member]	Jun. 30, 2014 2009 Warrants [Member]	Dec. 31, 2013 2009 Warrants [Member]	Jun. 30, 2014 Employee Stock Option [Member] 2013 Plan Options [Member]	Apr. 29, 2014 Employee Stock Option [Member] 2009 Equity Incentive Plan [Member]	Jan. 10, 2011 Employee Stock Option [Member] 2009 Equity Incentive Plan [Member]	Jun. 30, 2013 Employee Stock Option [Member] 2009 Equity Incentive Plan [Member]	Jun. 30, 2013 Employee Stock Option [Member] 2009 Equity Incentive Plan [Member]	Jun. 30, 2014 Employee Stock Option [Member] 2009 Equity Incentive Plan [Member]	Feb. 05, 2014 Employee Stock Option [Member] 2009 Equity Incentive Plan [Member] Director [Member]	Jun. 30, 2013 Employee Stock Option [Member] 2009 Equity Incentive Plan [Member] Director [Member]	Dec. 31, 2013 Employee Stock Option [Member] 2009 Equity Incentive Plan [Member] Director [Member]	Dec. 31, 2012 Employee Stock Option [Member] 2009 Equity Incentive Plan [Member] Director [Member]	Jun. 30, 2014 Minimum [Member] Commitments [Member]	Dec. 31, 2013 Minimum [Member] Commitments [Member]	Jun. 30, 2014 Minimum [Member] 2009 Warrants [Member]	Dec. 31, 2013 Minimum [Member] Restricted Stock Units (RSUs) [Member]	Jun. 30, 2014 Maximum [Member] 2009 Warrants [Member]	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Jun. 30, 2014 Class A [Member]	Dec. 31, 2013 Class A [Member]	Jun. 30, 2013 Class A [Member]	Dec. 31, 2012 Class A [Member]	Dec. 31, 2011 Class A [Member]	Dec. 31, 2009 Class A [Member] Minimum [Member] 2009 Warrants [Member]	Dec. 31, 2009 Class A [Member] Maximum [Member] 2009 Warrants [Member]	Jun. 30, 2014 IPO [Member] Commitments [Member]	Dec. 31, 2013 IPO [Member] Commitments [Member]	Jun. 30, 2014 Two Thousand Nine Private Placement [Member] Commitments [Member]	Dec. 31, 2013 Two Thousand Nine Private Placement [Member] Commitments [Member]	Jun. 30, 2014 Two Thousand Ten Private Placement [Member] Commitments [Member]	Dec. 31, 2013 Two Thousand Ten Private Placement [Member] Commitments [Member]	Aug. 06, 2014 Subsequent Event [Member]	Sep. 03, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member] Great Florida Bank [Member] Location	Aug. 06, 2014 Subsequent Event [Member] 2013 Plan Options [Member]	Aug. 06, 2014 Subsequent Event [Member] 2009 Warrants [Member]	Sep. 12, 2014 Subsequent Event [Member] 2009 Warrants [Member]	Aug. 06, 2014 Subsequent Event [Member] 2009 Warrants [Member]	Sep. 05, 2014 Subsequent Event [Member] Restricted Stock Units (RSUs) [Member]	Sep. 12, 2014 Subsequent Event [Member] Employee Stock Option [Member] 2013 Plan Options [Member]	Aug. 06, 2014 Subsequent Event [Member] Employee Stock Option [Member] 2013 Plan Options [Member]	Apr. 29, 2014 Subsequent Event [Member] Employee Stock Option [Member] 2009 Equity Incentive Plan [Member]	Feb. 05, 2014 Subsequent Event [Member] Employee Stock Option [Member] 2009 Equity Incentive Plan [Member] Director [Member]	Sep. 03, 2014 Subsequent Event [Member] Class A [Member]	Sep. 03, 2014 Subsequent Event [Member] IPO [Member] Selling Shareholders' [Member]	Sep. 03, 2014 Subsequent Event [Member] IPO [Member] Parent Company [Member]	Aug. 06, 2014 Subsequent Event [Member] IPO [Member] Class A [Member]	Aug. 06, 2014 Subsequent Event [Member] IPO [Member] Class A [Member] Selling Shareholders' [Member]	Aug. 06, 2014 Subsequent Event [Member] IPO [Member] Class A [Member] Parent Company [Member]
Subsequent Event [Line Items]
Common stock shares issued																																	29,060,813	28,992,314		28,992,314																									7,520,000	2,965,955	4,554,045
Common stock shares issued price								$ 20.00	$ 20.00																																																				$ 22.00
Additional shares issued																																															720,000											720,000
Net proceeds																										$ 100,000,000	$ 100,000,000		$ 100,000,000																	$ 104,000,000													$ 0	$ 104,000,000
Exercise price range																												$ 24.24		$ 28.28								$ 24	$ 28
Compensation expense																																																				4,000,000
Award description															The recipients can only exercise the warrants on the sixth, eighteenth, and thirtieth month anniversaries of the occurrence of a Qualified IPO.																																		The recipients can exercise vested 2013 Plan Options with respect to one-third on the sixth, eighteenth, and thirtieth month anniversaries of August 6, 2014.	The recipients can exercise the warrants with respect to one-third on the sixth, eighteenth, and thirtieth month anniversaries of August 6, 2014.
Outstanding warrants															3,310,428																																				3,310,428
Warrants expiration date														Nov. 12, 2019	Nov. 12, 2019
Compensation expense																																																					9,900,000		5,100,000
Outstanding vested Options											424,005	301,007																																										1,500,000
Outstanding options										2,173,000	3,678,500	3,243,001	2,573,001								3,686,000																																	670,500
Stock based compensation awards, vesting period																3 years	3 years	3 years		3 years																																				3 years
Expiration date																Dec. 23, 2023
Placement fee																																										16,800,000	16,800,000	12,000,000	12,000,000
Additional placement fee																																								10,000,000	14,200,000
Total assets	5,641,708,000	3,973,370,000		3,245,061,000			993,000,000																								716,514,000	728,361,000
Shareholders' equity	739,448,000	716,114,000	729,909,000	728,174,000	706,402,000		15,300,000																								716,114,000	728,174,000	29,000	29,000	29,000	29,000	33,000
Common stock per share						$ 3.24																																										$ 3.24
Total cash purchase price						42,485,000																																										42,500,000
Number of banking locations						25																																										25
Contributed capital						$ 125,000,000																																										$ 125,000,000
Stock based compensation awards, shares granted during the period										2,173,000	440,499	675,000					150,000		0	123,500		90,000	70,000	70,000	400,000																															150,000	90,000
Stock based compensation awards, vesting percentage																						25.00%																																			25.00%
Stock based compensation awards, weighted average exercise price of option grants										$ 19.75	$ 19.57	$ 20.55					$ 19.75	$ 21		$ 19.34		$ 19.75		$ 19.25	$ 20.62																															$ 19.75	$ 19.75
Stock based compensation awards, expiration period																	10 years			10 years		10 years		10 years	10 years																															10 years	10 years